Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Schedule of the change in the components of the accumulated other comprehensive income (loss)
			Accumulated
		Unrecognized Net	Other
		Pension and	Comprehensive
	Unrealized Loss	Postretirement	(Loss)
(in thousands)	on Securities (1)	Costs (2)	Income
Balance, December 31, 2013	$(1,491)	$722	$(769)
Other comprehensive (loss) income, before reclassifications	2,770	(3,568)	(798)
Amounts reclassified from accumulated other comprehensive income	(20)	79	59
Current period other comprehensive (loss) income, before tax	2,750	(3,489)	(739)
Income tax benefit (expense)	(1,045)	1,325	280
Current period other comprehensive (loss) income, net of tax	1,705	(2,164)	(459)
Balance, December 31, 2014	$214	$(1,442)	$(1,228)
Other comprehensive (loss) income, before reclassifications	(1,291)	5	(1,286)
Amounts reclassified from accumulated other comprehensive income	(8)	144	136
Current period other comprehensive (loss) income, before tax	(1,299)	149	(1,150)
Deferred tax adjustment	0	(77)	(77)
Income tax benefit (expense)	494	(57)	437
Current period other comprehensive (loss) income, net of tax	(805)	15	(790)
Balance, December 31, 2015	$(591)	$(1,427)	$(2,018)

(1)	The pre-tax amounts reclassified from accumulated other comprehensive (loss) income are included in gain on sale of investment securities in the consolidated statements of income.
(2)	The pre-tax amounts reclassified from accumulated other comprehensive income are included in the computation of net periodic pension cost. See Note 11.